Asset held for sale and discontinued operations (Tables)	12 Months Ended
Dec. 31, 2025
Asset held for sale and discontinued operations
Schedule of assets and liabilities of the San Antonio disposal group

2025
$

Current assets	3,208
Non-current assets	34,315
Total assets held for sale	37,523

Current liabilities	4,432
Non-current liabilities	54,014
Total liabilities associated with assets held for sale	58,446

	2025	2024
	$	$

Operating expenses	(14,520)	(10,917)
Other income (expenses), net	4,982	(18,173)
Net loss from discontinued operations	(9,538)	(29,090)